Concentration of risk (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Concentration Risk [Line Items]
Deposit	$ 554,999		$ 829,258
CDIC insured limit	290,596		372,549
Cash balance	3,390		209,561
Credit Risk [Member]
Concentration Risk [Line Items]
Cash balance	$ 3,390		$ 209,561
Revenue Benchmark [Member] | One Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.20%	22.60%
Revenue Benchmark [Member] | One Customer [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.60%	11.40%
Revenue Benchmark [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.90%
Revenue Benchmark [Member] | Two Customer [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.80%
Accounts Receivable [Member] | One Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.60%		45.70%
Accounts Receivable [Member] | One Customer [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	65.00%		66.40%
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.30%		23.10%
Accounts Receivable [Member] | Two Customer [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.80%		20.30%
Accounts Receivable [Member] | Three Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.10%